Capital Stock - Summary of Bank's Subscribed and Paid-in Capital (Detail) $ in Thousands				12 Months Ended
	Oct. 17, 2018 Vote	Aug. 08, 2018 Vote	Jun. 19, 2017 Vote shares	Dec. 31, 2018 ARS ($) Vote shares	Dec. 31, 2017 shares	Dec. 31, 2017 shares	Aug. 14, 2017 shares
Disclosure of classes of share capital [line items]
Number of shares, Beginning balance				669,663,021	584,563,028
Number of shares, Ending balance				669,663,021	669,663,021
Votes per share				1
Number of shares				669,663,021	584,563,028	669,663,021
Issued capital [member]
Disclosure of classes of share capital [line items]
Own shares acquired | $				$ (28,948)
Capital Stock, Beginning balance				669,663,000	584,563,000
Capital Stock, Ending balance				640,715,000	669,663,000
Capital Stock				669,663,000	584,563,000	669,663,000
Issued Capital in Portfolio [member]
Disclosure of classes of share capital [line items]
Own shares acquired | $				$ 28,948
Capital Stock, Ending balance				28,948,000
Capital Stock				28,948,000
Issued capital paid-in [member]
Disclosure of classes of share capital [line items]
Capital Stock, Beginning balance				669,663,000	584,563,000
Capital Stock, Ending balance				669,663,000	669,663,000
Capital Stock				669,663,000	584,563,000	669,663,000
Class B Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares, Beginning balance					573,327,358
Number of shares, Ending balance			74,000,000	658,427,351
Increase of Registered Class B shares of common stock					85,099,993
Votes per share	1	1	1	1	1
Number of shares			74,000,000	658,427,351	573,327,358		11,099,993
Class B Ordinary Shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Capital Stock, Beginning balance					573,327,000
Increase of Registered Class B shares of common stock						85,100,000
Capital Stock, Ending balance				629,479,000
Capital Stock				629,479,000	573,327,000
Class B Ordinary Shares [member] | Issued Capital in Portfolio [member]
Disclosure of classes of share capital [line items]
Capital Stock, Ending balance				28,948,000
Capital Stock				28,948,000
Class B Ordinary Shares [member] | Issued capital paid-in [member]
Disclosure of classes of share capital [line items]
Capital Stock, Beginning balance					573,327,000
Increase of Registered Class B shares of common stock						85,100,000
Capital Stock, Ending balance				658,427,000
Capital Stock				658,427,000	573,327,000
Class A Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares, Beginning balance					11,235,670
Number of shares, Ending balance				11,235,670
Votes per share				5	5
Number of shares				11,235,670	11,235,670
Class A Ordinary Shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Capital Stock, Beginning balance					11,236,000
Capital Stock					11,236,000
Class A Ordinary Shares [member] | Issued Capital in Portfolio [member]
Disclosure of classes of share capital [line items]
Capital Stock, Ending balance				11,236,000
Capital Stock				11,236,000
Class A Ordinary Shares [member] | Issued capital paid-in [member]
Disclosure of classes of share capital [line items]
Capital Stock, Beginning balance					11,236,000
Capital Stock, Ending balance				11,236,000
Capital Stock				11,236,000	11,236,000